                   FORERETIREMENT FOUNDATION VARIABLE ANNUITY
                     SUPPLEMENT DATED JUNE 4, 2014 TO YOUR
                          PROSPECTUS DATED MAY 1, 2014

Effective May 1, 2014, the Maximum Total Fund Operating Expense decreased from 2.84% to 2.81%. Accordingly, the Table of Total Annual Fund Operating Expenses in the Fee Summary section of your Prospectus is revised as follows:

                                                                 MINIMUM        MAXIMUM
------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                               0.58%          2.81%
(expenses that are deducted from Sub-Account assets,
including management fees, distribution charges
and/or service fees (12b-1 fees), and other expenses.

The Examples in the Fee Summary section of your Prospectus are revised as follows:

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES. LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE INCLUDING THE ELECTION OF THE HIGHEST POSSIBLE OPTIONAL CHARGES (I.E., LEGACY LOCK CORE AND DAILY 6 FLEX AND INVESTMENT IN SUB-ACCOUNTS THAT ARE SUBJECT TO THE FUND FACILITATION FEE). THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED (EXCLUDING AMOUNTS ALLOCATED TO THE FIXED ACCOUNT, IF APPLICABLE), HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:

B-SHARE

(1)  If you Surrender your Contract at the end of the applicable time period:

1 year                                                                    $1,738
3 years                                                                   $3,315
5 years                                                                   $4,876
10 years                                                                  $8,722

(2)  If you annuitize at the end of the applicable time period:

1 year                                                                      $842
3 years                                                                   $2,618
5 years                                                                   $4,379
10 years                                                                  $8,672

(3)  If you do not Surrender your Contract:

1 year                                                                      $892
3 years                                                                   $2,668
5 years                                                                   $4,429
10 years                                                                  $8,722

C-SHARE

(1)  If you Surrender your Contract at the end of the applicable time period:

1 year                                                                      $958
3 years                                                                   $2,850
5 years                                                                   $4,702
10 years                                                                  $9,121

(2)  If you annuitize at the end of the applicable time period:

1 year                                                                      $908
3 years                                                                   $2,800
5 years                                                                   $4,652
10 years                                                                  $9,071

(3)  If you do not Surrender your Contract:

1 year                                                                      $958
3 years                                                                   $2,850
5 years                                                                   $4,702
10 years                                                                  $9,121

L-SHARE

(1)  If you Surrender your Contract at the end of the applicable time period:

1 year                                                                    $1,748
3 years                                                                   $3,436
5 years                                                                   $4,698
10 years                                                                  $9,182

(2)  If you annuitize at the end of the applicable time period:

1 year                                                                      $902
3 years                                                                   $2,789
5 years                                                                   $4,648
10 years                                                                  $9,132

(3)  If you do not Surrender your Contract:

1 year                                                                      $952
3 years                                                                   $2,839
5 years                                                                   $4,698
10 years                                                                  $9,182

            THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.

FRF-060414-MMF